Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ (5,568)	$ (6,071)	$ 802	$ (2,942)